Operating leases - Operating lease liabilities of office rental arrangements (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Operating lease liabilities, current	$ 5,251	$ 9,955
Operating lease liabilities, non-current	22,574	$ 27,663
Office Rental [Member]
Property, Plant and Equipment [Line Items]
December 31, 2024	227
December 31, 2025	50
December 31, 2026	(0)
December 31, 2027	(0)
December 31, 2028	(0)
December 31, 2029 and thereafter	(0)
Total undiscounted lease payments	277
Discount based on incremental borrowing rate
Present value of lease liability	277
Operating lease liabilities, current	227
Operating lease liabilities, non-current	$ 50